LONG-TERM DEBT - 2017 Notes (Details) $ in Thousands	May 05, 2017 USD ($)
2017 Notes
LONG-TERM DEBT
Principal	$ 300,000
2017 Notes | Weighted Average
LONG-TERM DEBT
Interest rate	4.67%
Maturity period	10 years 10 months 24 days
Series A
LONG-TERM DEBT
Principal	$ 40,000
Interest rate	4.42%
Series B
LONG-TERM DEBT
Principal	$ 100,000
Interest rate	4.64%
Series C
LONG-TERM DEBT
Principal	$ 150,000
Interest rate	4.74%
Series D
LONG-TERM DEBT
Principal	$ 10,000
Interest rate	4.89%